                        SUPPLEMENT DATED MARCH 3, 2003
                                      to
                  MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                               DATED MAY 1, 2002
                                      for
                             MONY VARIABLE ANNUITY

             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                    MONY Life Insurance Company of America

Effective March 3, 2003 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 3--The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:


                     Option 1                   Option 2                   Option 3
--------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.20% Current annual rate--1.70% Current annual rate--2.35%
and Expense Maximum annual rate--1.40% Maximum annual rate--1.95% Maximum annual rate--2.80%
Risk Charge

2. Page 6--Footnotes 5 and 6 to the Table of Fees are revised as follows:

   (5) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

   (6) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of the Separate Account.

3. Pages 12-15--The Examples for Option 2 and Option 3 are revised as follows:



Registration No. 333-72632                       Form No. 14542 SL (Supp 3/3/03)
                                                Form No. 14552 SA (Supp 3/3/03)

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 90   $138   $186     $289
     Alger American MidCap Growth...........  $ 91   $138   $188     $291
     Enterprise Equity Income...............  $ 91   $138   $188     $291
     Enterprise Global Socially Responsive..  $ 95   $150   $207     $332
     Enterprise Growth......................  $ 90   $137   $186     $288
     Enterprise Growth and Income...........  $ 90   $138   $186     $289
     Enterprise Managed.....................  $ 90   $137   $186     $288
     Enterprise Multi-Cap Growth............  $ 93   $145   $198     $313
     Enterprise Small Company Growth........  $ 93   $145   $198     $313
     Enterprise Small Company Value.........  $ 91   $139   $189     $293
     Enterprise Total Return................  $ 88   $131   $176     $266
     INVESCO VIF--Financial Services........  $ 92   $144   $197     $310
     INVESCO VIF--Health Sciences...........  $ 92   $143   $196     $309
     INVESCO VIF--Telecommunications........  $ 93   $144   $198     $312
     Janus Aspen Series Capital Appreciation  $ 91   $139   $189     $294
     Janus Aspen Series Flexible Income.....  $ 91   $139   $189     $294
     Janus Aspen Series International Growth  $ 91   $141   $192     $299
     Lord Abbett Bond-Debenture.............  $ 90   $138   $186     $289
     Lord Abbett Growth and Income..........  $ 91   $141   $192     $300
     Lord Abbett Mid-Cap Value..............  $ 93   $145   $198     $313
     MFS Mid Cap Growth.....................  $ 91   $140   $191     $298
     MFS New Discovery......................  $ 92   $144   $197     $312
     MFS Total Return.......................  $ 91   $139   $188     $292
     MFS Utilities..........................  $ 91   $140   $190     $296
     MONY Government Securities.............  $ 88   $131   $176     $266
     MONY Long Term Bond....................  $ 88   $131   $176     $266
     MONY Money Market......................  $ 87   $128   $170     $253
     Van Kampen UIF Emerging Markets Equity.  $102   $173   $244     $405
     Van Kampen UIF Global Value Equity.....  $ 94   $150   $207     $330
     Van Kampen UIF U.S. Real Estate........  $ 93   $146   $201     $318
     PBHG Mid-Cap Value.....................  $ 94   $147   $203     $322
     PBHG Select Value......................  $ 90   $138   $187     $290
     PIMCO Global Bond......................  $ 91   $139   $189     $293
     PIMCO Real Return......................  $ 88   $132   $177     $269
     PIMCO StocksPLUS Growth and Income.....  $ 88   $132   $177     $269

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $26    $ 79   $136     $289
     Alger American MidCap Growth...........  $26    $ 80   $137     $291
     Enterprise Equity Income...............  $26    $ 80   $137     $291
     Enterprise Global Socially Responsive..  $30    $ 93   $158     $332
     Enterprise Growth......................  $26    $ 79   $135     $288
     Enterprise Growth and Income...........  $26    $ 79   $136     $289
     Enterprise Managed.....................  $26    $ 79   $135     $288
     Enterprise Multi-Cap Growth............  $28    $ 87   $148     $313
     Enterprise Small Company Growth........  $28    $ 87   $148     $313
     Enterprise Small Company Value.........  $26    $ 81   $138     $293
     Enterprise Total Return................  $24    $ 73   $125     $266
     INVESCO VIF--Financial Services........  $28    $ 86   $146     $310
     INVESCO VIF--Health Sciences...........  $28    $ 86   $146     $309
     INVESCO VIF--Telecommunications........  $28    $ 87   $147     $312
     Janus Aspen Series Capital Appreciation  $26    $ 81   $139     $294
     Janus Aspen Series Flexible Income.....  $26    $ 81   $139     $294
     Janus Aspen Series International Growth  $27    $ 83   $141     $299
     Lord Abbett Bond-Debenture.............  $26    $ 79   $136     $289
     Lord Abbett Growth and Income..........  $27    $ 83   $141     $300
     Lord Abbett Mid-Cap Value..............  $28    $ 87   $148     $313
     MFS Mid Cap Growth.....................  $26    $ 82   $140     $298
     MFS New Discovery......................  $28    $ 86   $147     $312
     MFS Total Return.......................  $26    $ 81   $138     $292
     MFS Utilities..........................  $27    $ 82   $140     $296
     MONY Government Securities.............  $24    $ 72   $124     $266
     MONY Long Term Bond....................  $24    $ 72   $124     $266
     MONY Money Market......................  $22    $ 69   $118     $253
     Van Kampen UIF Emerging Markets Equity.  $38    $117   $197     $405
     Van Kampen UIF Global Value Equity.....  $30    $ 92   $157     $330
     Van Kampen UIF U.S. Real Estate........  $29    $ 88   $150     $318
     PBHG Mid-Cap Value.....................  $29    $ 90   $153     $322
     PBHG Select Value......................  $26    $ 80   $136     $290
     PIMCO Global Bond......................  $26    $ 81   $138     $293
     PIMCO Real Return......................  $24    $ 73   $126     $269
     PIMCO StocksPLUS Growth and Income.....  $24    $ 73   $126     $269

OPTION 3

   Under Option 3, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 96   $156   $217     $350
     Alger American MidCap Growth...........  $ 97   $157   $218     $353
     Enterprise Equity Income...............  $ 97   $157   $218     $353
     Enterprise Global Socially Responsive..  $101   $168   $237     $391
     Enterprise Growth......................  $ 96   $155   $216     $349
     Enterprise Growth and Income...........  $ 96   $156   $217     $350
     Enterprise Managed.....................  $ 96   $155   $216     $349
     Enterprise Multi-Cap Growth............  $ 99   $163   $228     $373
     Enterprise Small Company Growth........  $ 99   $163   $228     $373
     Enterprise Small Company Value.........  $ 97   $157   $219     $355
     Enterprise Total Return................  $ 94   $150   $206     $329
     INVESCO VIF--Financial Services........  $ 98   $162   $227     $370
     INVESCO VIF--Health Sciences...........  $ 98   $161   $226     $369
     INVESCO VIF--Telecommunications........  $ 99   $162   $228     $372
     Janus Aspen Series Capital Appreciation  $ 97   $157   $219     $356
     Janus Aspen Series Flexible Income.....  $ 97   $157   $219     $356
     Janus Aspen Series International Growth  $ 97   $159   $222     $360
     Lord Abbett Bond-Debenture.............  $ 96   $156   $217     $350
     Lord Abbett Growth and Income..........  $ 98   $159   $222     $361
     Lord Abbett Mid-Cap Value..............  $ 99   $163   $228     $373
     MFS Mid Cap Growth.....................  $ 97   $158   $221     $359
     MFS New Discovery......................  $ 98   $162   $227     $372
     MFS Total Return.......................  $ 97   $157   $218     $354
     MFS Utilities..........................  $ 97   $158   $220     $358
     MONY Government Securities.............  $ 94   $149   $206     $329
     MONY Long Term Bond....................  $ 94   $149   $206     $329
     MONY Money Market......................  $ 93   $146   $201     $318
     Van Kampen UIF Emerging Markets Equity.  $108   $190   $273     $459
     Van Kampen UIF Global Value Equity.....  $100   $167   $236     $389
     Van Kampen UIF U.S. Real Estate........  $ 99   $164   $230     $377
     PBHG Mid-Cap Value.....................  $100   $165   $232     $382
     PBHG Select Value......................  $ 97   $156   $217     $351
     PIMCO Global Bond......................  $ 97   $157   $219     $355
     PIMCO Real Return......................  $ 95   $150   $207     $332
     PIMCO StocksPLUS Growth and Income.....  $ 95   $150   $207     $332

   Under Option 3, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $32    $ 99   $167     $350
     Alger American MidCap Growth...........  $33    $ 99   $169     $353
     Enterprise Equity Income...............  $33    $ 99   $169     $353
     Enterprise Global Socially Responsive..  $37    $112   $189     $391
     Enterprise Growth......................  $32    $ 98   $167     $349
     Enterprise Growth and Income...........  $32    $ 99   $167     $350
     Enterprise Managed.....................  $32    $ 98   $167     $349
     Enterprise Multi-Cap Growth............  $35    $106   $179     $373
     Enterprise Small Company Growth........  $35    $106   $179     $373
     Enterprise Small Company Value.........  $33    $100   $170     $355
     Enterprise Total Return................  $30    $ 92   $157     $329
     INVESCO VIF--Financial Services........  $34    $105   $178     $370
     INVESCO VIF--Health Sciences...........  $34    $105   $177     $369
     INVESCO VIF--Telecommunications........  $35    $106   $179     $372
     Janus Aspen Series Capital Appreciation  $33    $100   $170     $356
     Janus Aspen Series Flexible Income.....  $33    $100   $170     $356
     Janus Aspen Series International Growth  $33    $102   $173     $360
     Lord Abbett Bond-Debenture.............  $32    $ 99   $167     $350
     Lord Abbett Growth and Income..........  $33    $102   $173     $361
     Lord Abbett Mid-Cap Value..............  $35    $106   $179     $373
     MFS Mid Cap Growth.....................  $33    $101   $172     $359
     MFS New Discovery......................  $34    $105   $179     $372
     MFS Total Return.......................  $33    $100   $169     $354
     MFS Utilities..........................  $33    $101   $171     $358
     MONY Government Securities.............  $30    $ 92   $156     $329
     MONY Long Term Bond....................  $30    $ 92   $156     $329
     MONY Money Market......................  $29    $ 88   $150     $318
     Van Kampen UIF Emerging Markets Equity.  $45    $135   $226     $459
     Van Kampen UIF Global Value Equity.....  $37    $111   $188     $389
     Van Kampen UIF U.S. Real Estate........  $35    $107   $182     $377
     PBHG Mid-Cap Value.....................  $36    $109   $184     $382
     PBHG Select Value......................  $32    $ 99   $168     $351
     PIMCO Global Bond......................  $33    $100   $170     $355
     PIMCO Real Return......................  $30    $ 93   $158     $332
     PIMCO StocksPLUS Growth and Income.....  $30    $ 93   $158     $332

4. Page 46--The paragraphs relating to Option 2 and Option 3 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:

      Option 2--For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. Of the 1.70% current mortality and expense risk charge, 1.20% is for assuming mortality risks, and 0.50% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

      Option 3--For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. Of the 2.35% current mortality and expense risk charge, 1.70% is for assuming mortality risks, and 0.65% is for assuming expense risks. Of the 2.80% maximum mortality and expense risk charge, 1.80% is for assuming mortality risks, and 1.00% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

5. Appendix A: Page A-1--The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:


                                 Option 1                   Option 2
  ---------------------------------------------------------------------------
  Mortality and Expense Current annual rate--1.20% Current annual rate--1.70%
  Risk Charge           Maximum annual rate--1.40% Maximum annual rate--1.95%

6. Appendix A: Page A-2--Footnote 5 to the Table of Fees is revised as follows:

   (5) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

7. Appendix A: Pages A-5 and A-6--The Examples relating to Option 2 are revised as follows:

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 90   $138   $186     $289
     Alger American MidCap Growth...........  $ 91   $138   $188     $291
     Enterprise Equity Income...............  $ 91   $138   $188     $291
     Enterprise Global Socially Responsive..  $ 95   $150   $207     $332
     Enterprise Growth......................  $ 90   $137   $186     $288
     Enterprise Growth and Income...........  $ 90   $138   $186     $289
     Enterprise Managed.....................  $ 90   $137   $186     $288
     Enterprise Multi-Cap Growth............  $ 93   $145   $198     $313
     Enterprise Small Company Growth........  $ 93   $145   $198     $313
     Enterprise Small Company Value.........  $ 91   $139   $189     $293
     Enterprise Total Return................  $ 88   $131   $176     $266
     INVESCO VIF--Financial Services........  $ 92   $144   $197     $310
     INVESCO VIF--Health Sciences...........  $ 92   $143   $196     $309
     INVESCO VIF--Telecommunications........  $ 93   $144   $198     $312
     Janus Aspen Series Capital Appreciation  $ 91   $139   $189     $294
     Janus Aspen Series Flexible Income.....  $ 91   $139   $189     $294
     Janus Aspen Series International Growth  $ 91   $141   $192     $299
     Lord Abbett Bond-Debenture.............  $ 90   $138   $186     $289
     Lord Abbett Growth and Income..........  $ 91   $141   $192     $300
     Lord Abbett Mid-Cap Value..............  $ 93   $145   $198     $313
     MFS Mid Cap Growth.....................  $ 91   $140   $191     $298
     MFS New Discovery......................  $ 92   $144   $197     $312
     MFS Total Return.......................  $ 91   $139   $188     $292
     MFS Utilities..........................  $ 91   $140   $190     $296
     MONY Government Securities.............  $ 88   $131   $176     $266
     MONY Long Term Bond....................  $ 88   $131   $176     $266
     MONY Money Market......................  $ 87   $128   $170     $253
     Van Kampen UIF Emerging Markets Equity.  $102   $173   $244     $405
     Van Kampen UIF Global Value Equity.....  $ 94   $150   $207     $330
     Van Kampen UIF U.S. Real Estate........  $ 93   $146   $201     $318
     PBHG Mid-Cap Value.....................  $ 94   $147   $203     $322
     PBHG Select Value......................  $ 90   $138   $187     $290
     PIMCO Global Bond......................  $ 91   $139   $189     $293
     PIMCO Real Return......................  $ 88   $132   $177     $269
     PIMCO StocksPLUS Growth and Income.....  $ 88   $132   $177     $269

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $26    $ 79   $136     $289
     Alger American MidCap Growth...........  $26    $ 80   $137     $291
     Enterprise Equity Income...............  $26    $ 80   $137     $291
     Enterprise Global Socially Responsive..  $30    $ 93   $158     $332
     Enterprise Growth......................  $26    $ 79   $135     $288
     Enterprise Growth and Income...........  $26    $ 79   $136     $289
     Enterprise Managed.....................  $26    $ 79   $135     $288
     Enterprise Multi-Cap Growth............  $28    $ 87   $148     $313
     Enterprise Small Company Growth........  $28    $ 87   $148     $313
     Enterprise Small Company Value.........  $26    $ 81   $138     $293
     Enterprise Total Return................  $24    $ 73   $125     $266
     INVESCO VIF--Financial Services........  $28    $ 86   $146     $310
     INVESCO VIF--Health Sciences...........  $28    $ 86   $146     $309
     INVESCO VIF--Telecommunications........  $28    $ 87   $147     $312
     Janus Aspen Series Capital Appreciation  $26    $ 81   $139     $294
     Janus Aspen Series Flexible Income.....  $26    $ 81   $139     $294
     Janus Aspen Series International Growth  $27    $ 83   $141     $299
     Lord Abbett Bond-Debenture.............  $26    $ 79   $136     $289
     Lord Abbett Growth and Income..........  $27    $ 83   $141     $300
     Lord Abbett Mid-Cap Value..............  $28    $ 87   $148     $313
     MFS Mid Cap Growth.....................  $26    $ 82   $140     $298
     MFS New Discovery......................  $28    $ 86   $147     $312
     MFS Total Return.......................  $26    $ 81   $138     $292
     MFS Utilities..........................  $27    $ 82   $140     $296
     MONY Government Securities.............  $24    $ 72   $124     $266
     MONY Long Term Bond....................  $24    $ 72   $124     $266
     MONY Money Market......................  $22    $ 69   $118     $253
     Van Kampen UIF Emerging Markets Equity.  $38    $117   $197     $405
     Van Kampen UIF Global Value Equity.....  $30    $ 92   $157     $330
     Van Kampen UIF U.S. Real Estate........  $29    $ 88   $150     $318
     PBHG Mid-Cap Value.....................  $29    $ 90   $153     $322
     PBHG Select Value......................  $26    $ 80   $136     $290
     PIMCO Global Bond......................  $26    $ 81   $138     $293
     PIMCO Real Return......................  $24    $ 73   $126     $269
     PIMCO StocksPLUS Growth and Income.....  $24    $ 73   $126     $269

8. Appendix A: Page A-9--The paragraph relating to Option 2 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:
      Option 2--For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. Of the 1.70% current mortality and expense risk charge, 1.20% is for assuming mortality risks, and 0.50% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

                             MONY VARIABLE ANNUITY

                        SUPPLEMENT DATED MARCH 3, 2003
                                      to
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
                                   issued by

                        MONY AMERICA VARIABLE ACCOUNT A
                                      and
                    MONY LIFE INSURANCE COMPANY OF AMERICA

This Supplement replaces the Performance Data tables for MONY America Variable Account A relating to Option 2 on pages (9), (10), (12), (13), (16), (17), (19)
and (20):





Registration No. 333-72632                       Form No. 14543 SL (Supp 3/3/03)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -12.04%         N/A           N/A         14.84%
Enterprise Small Company Value.........     -3.53%       13.64%        12.48%        12.63%
Enterprise Equity Income...............    -18.43%         N/A           N/A         -2.62%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.06%         N/A           N/A         -1.52%
Enterprise Growth & Income.............    -19.40%         N/A           N/A         -0.33%
Enterprise Managed.....................    -18.79%        3.11%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -24.07%         N/A           N/A         19.75%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.24%        3.51%          N/A          4.37%
MONY Series Fund Long Term Bond........     -2.52%        4.60%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                      (2)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2001         2001           2001          2001
----------                                 ------------ ------------- -------------- ------------
Alger American Balanced...................       N/A          N/A           N/A           N/A
Alger American MidCap Growth..............       N/A          N/A           N/A           N/A
Enterprise Small Company Growth...........    -12.66%         N/A           N/A         14.08%
Enterprise Small Company Value............     -4.20%       12.90%        11.76%        11.91%
Enterprise Equity Income..................    -18.97%         N/A           N/A         -3.26%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A           N/A
Enterprise Growth.........................    -20.67%         N/A           N/A         -2.18%
Enterprise Growth & Income................    -19.99%         N/A           N/A         -1.00%
Enterprise Managed........................    -19.31%        2.42%         9.82%        12.03%
Enterprise Multi-Cap Growth...............    -24.60%         N/A           N/A         18.95%
Enterprise Total Return...................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services...........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences..............       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications...........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A           N/A
MFS Mid Cap Growth........................       N/A          N/A           N/A           N/A
MFS New Discovery.........................       N/A          N/A           N/A           N/A
MFS Total Return..........................       N/A          N/A           N/A           N/A
MFS Utilities.............................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities....     -2.89%        2.82%          N/A          3.69%
MONY Series Fund Long Term Bond...........     -3.17%        3.91%         5.42%         5.99%
PBHG Mid-Cap Value........................       N/A          N/A           N/A           N/A
PBHG Select Value.........................       N/A          N/A           N/A           N/A
PIMCO Global Bond.........................       N/A          N/A           N/A           N/A
PIMCO Real Return.........................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income........       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity........       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........       N/A          N/A           N/A           N/A

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (3)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.41%         N/A           N/A         16.04%
Enterprise Small Company Value.........      3.47%       14.23%        12.48%        12.63%
Enterprise Equity Income...............    -12.28%         N/A           N/A         -0.98%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.03%         N/A           N/A          0.13%
Enterprise Growth & Income.............    -13.33%         N/A           N/A          1.28%
Enterprise Managed.....................    -12.67%        3.98%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -18.35%         N/A           N/A         21.60%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.76%        4.37%          N/A          4.59%
MONY Series Fund Long Term Bond........      4.48%        5.42%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                      (4)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -6.07%         N/A           N/A         15.30%
Enterprise Small Company Value.........      2.80%       13.50%        11.76%        11.91%
Enterprise Equity Income...............    -12.86%         N/A           N/A         -1.63%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.68%         N/A           N/A         -0.54%
Enterprise Growth & Income.............    -13.95%         N/A           N/A          0.62%
Enterprise Managed.....................    -13.22%        3.31%         9.82%        12.03%
Enterprise Multi-Cap Growth............    -18.91%         N/A           N/A         20.81%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.11%        3.69%          N/A          3.91%
MONY Series Fund Long Term Bond........      3.83%        4.75%         5.42%         5.99%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables on pages (4) and (5) reflect the same assumptions and results as the tables appearing on pages (2) and (3), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

   Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

                                      (5)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.36%       11.64%        10.12%          8.98%
Alger American MidCap Growth........................................    -14.54%       12.51%          N/A          16.82%
Enterprise Small Company Growth.....................................    -12.04%         N/A           N/A          14.84%
Enterprise Small Company Value......................................     -3.53%       13.64%        12.48%         12.63%
Enterprise Equity Income............................................    -18.43%         N/A           N/A          -2.62%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.06%         N/A           N/A          -1.52%
Enterprise Growth & Income..........................................    -19.40%         N/A           N/A          -0.33%
Enterprise Managed..................................................    -18.79%        3.11%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -24.07%         N/A           N/A          19.75%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.59%         N/A           N/A           5.98%
INVESCO VIF--Health Sciences........................................    -20.11%         N/A           N/A          12.14%
INVESCO VIF--Telecommunications.....................................    -57.98%         N/A           N/A         -25.89%
Janus Aspen Series Capital Appreciation.............................    -28.41%         N/A           N/A          15.13%
Janus Aspen Series Flexible Income..................................     -1.09%        4.62%          N/A           6.32%
Janus Aspen Series International Growth.............................    -29.83%        7.74%          N/A          11.45%
Lord Abbett Bond-Debenture..........................................     -3.90%        2.32%         6.17%          7.74%
Lord Abbett Growth and Income.......................................    -14.71%        9.59%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................     -0.72%         N/A           N/A          19.48%
MFS Mid Cap Growth..................................................    -24.66%         N/A           N/A         -17.48%
MFS New Discovery...................................................    -13.14%         N/A           N/A          11.69%
MFS Total Return....................................................     -8.35%        7.72%          N/A          11.07%
MFS Utilities.......................................................    -30.73%        7.96%          N/A          12.64%
MONY Series Fund Government Securities..............................     -2.24%        3.51%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................     -2.52%        4.60%         6.11%          7.93%
PBHG Mid-Cap Value..................................................     -0.87%         N/A           N/A          20.69%
PBHG Select Value...................................................     -6.99%         N/A           N/A          13.56%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.57%         N/A           N/A           5.52%
PIMCO StocksPlus Growth and Income..................................    -19.06%         N/A           N/A           2.82%
Van Kampen UIF Emerging Markets Equity..............................    -14.52%       -5.89%          N/A          -5.90%
Van Kampen UIF Global Value Equity..................................    -15.01%         N/A           N/A          -5.59%
Van Kampen UIF U.S. Real Estate.....................................      1.00%         N/A           N/A           5.68%

                                      (6)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.94%       10.91%         9.41%          8.28%
Alger American MidCap Growth........................................    -15.13%       11.78%          N/A          16.07%
Enterprise Small Company Growth.....................................    -12.66%         N/A           N/A          14.08%
Enterprise Small Company Value......................................     -4.20%       12.90%        11.76%         11.91%
Enterprise Equity Income............................................    -18.97%         N/A           N/A          -3.26%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.67%         N/A           N/A          -2.18%
Enterprise Growth & Income..........................................    -19.99%         N/A           N/A          -1.00%
Enterprise Managed..................................................    -19.31%        2.42%         9.82%         12.03%
Enterprise Multi-Cap Growth.........................................    -24.60%         N/A           N/A          18.95%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -18.20%         N/A           N/A           5.24%
INVESCO VIF--Health Sciences........................................    -20.63%         N/A           N/A          11.40%
INVESCO VIF--Telecommunications.....................................    -58.34%         N/A           N/A         -26.43%
Janus Aspen Series Capital Appreciation.............................    -28.90%         N/A           N/A          14.37%
Janus Aspen Series Flexible Income..................................     -1.73%        3.92%          N/A           5.64%
Janus Aspen Series International Growth.............................    -30.31%        7.02%          N/A          10.72%
Lord Abbett Bond-Debenture..........................................     -4.57%        1.63%         5.48%          7.05%
Lord Abbett Growth and Income.......................................    -15.30%        8.85%        11.49%         11.46%
Lord Abbett Mid-Cap Value...........................................     -1.47%         N/A           N/A          18.67%
MFS Mid Cap Growth..................................................    -25.17%         N/A           N/A         -18.03%
MFS New Discovery...................................................    -13.74%         N/A           N/A          10.95%
MFS Total Return....................................................     -8.94%        7.02%          N/A          10.35%
MFS Utilities.......................................................    -31.21%        7.24%          N/A          11.90%
MONY Series Fund Government Securities..............................     -2.89%        2.82%         3.47%          4.00%
MONY Series Fund Long Term Bond.....................................     -3.17%        3.91%         5.42%          7.24%
PBHG Mid-Cap Value..................................................     -1.48%         N/A           N/A          19.92%
PBHG Select Value...................................................     -7.58%         N/A           N/A          12.82%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -17.80%         N/A           N/A           4.80%
PIMCO StocksPlus Growth and Income..................................    -19.51%         N/A           N/A           2.14%
Van Kampen UIF Emerging Markets Equity..............................    -15.11%       -6.52%          N/A          -6.53%
Van Kampen UIF Global Value Equity..................................    -15.57%         N/A           N/A           4.69%
Van Kampen UIF U.S. Real Estate.....................................      0.32%         N/A           N/A           4.97%

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee"), and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (7)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.60%       12.27%        10.12%          8.98%
Alger American MidCap Growth........................................     -8.10%       13.13%          N/A          16.82%
Enterprise Small Company Growth.....................................     -5.43%         N/A           N/A          16.04%
Enterprise Small Company Value......................................      3.47%       14.23%        12.48%         12.63%
Enterprise Equity Income............................................    -12.28%         N/A           N/A          -0.98%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.03%         N/A           N/A           0.13%
Enterprise Growth & Income..........................................    -13.33          N/A           N/A           1.28%
Enterprise Managed..................................................    -12.67%        3.98%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -18.35%         N/A           N/A          21.60%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.37%         N/A           N/A           8.39%
INVESCO VIF--Health Sciences........................................    -14.08%         N/A           N/A          12.85%
INVESCO VIF--Telecommunications.....................................    -54.81%         N/A           N/A         -23.85%
Janus Aspen Series Capital Appreciation.............................    -23.02%         N/A           N/A          15.76%
Janus Aspen Series Flexible Income..................................      5.91%        5.44%          N/A           6.32%
Janus Aspen Series International Growth.............................    -24.54%        8.47%          N/A          11.57%
Lord Abbett Bond-Debenture..........................................      3.10%        3.22%         6.17%          7.74%
Lord Abbett Growth and Income.......................................     -8.28%       10.27%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................      6.28%         N/A           N/A          21.54%
MFS Mid Cap Growth..................................................    -18.98%         N/A           N/A         -13.80%
MFS New Discovery...................................................     -6.59%         N/A           N/A          12.69%
MFS Total Return....................................................     -1.45%        8.45%          N/A          11.30%
MFS Utilities.......................................................    -25.51%        8.68%          N/A          12.85%
MONY Series Fund Government Securities..............................      4.76%        4.37%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................      4.48%        5.42%         6.11%          7.91%
PBHG Mid-Cap Value..................................................      6.13%         N.A           N/A          21.78%
PBHG Select Value...................................................      0.01%         N/A           N/A          14.35%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.43%         N/A           N/A           7.97%
PIMCO StocksPlus Growth and Income..................................    -12.96%         N/A           N/A           3.95%
Van Kampen UIF Emerging Markets Equity..............................     -8.08%       -4.92%          N/A          -5.17%
Van Kampen UIF Global Value Equity..................................     -8.60%         N/A           N/A           6.19%
Van Kampen UIF U.S. Real Estate.....................................      8.00%         N/A           N/A           6.51%

                                      (8)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -4.22%       11.56%         9.41%          8.28%
Alger American MidCap Growth........................................     -8.73%       12.41%          N/A          16.07%
Enterprise Small Company Growth.....................................     -6.07%         N/A           N/A          15.30%
Enterprise Small Company Value......................................      2.80%       13.50%        11.76%         11.91%
Enterprise Equity Income............................................    -12.86%         N/A           N/A          -1.63%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.68%         N/A           N/A          -0.54%
Enterprise Growth & Income..........................................    -13.95%         N/A           N/A           0.62%
Enterprise Managed..................................................    -13.23%        3.31%         9.82%         12.03%
Enterprise Multi-Cap Growth.........................................    -18.91%         N/A           N/A          20.81%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -12.03%         N/A           N/A           7.66%
INVESCO VIF--Health Sciences........................................    -14.64%         N/A           N/A          12.12%
INVESCO VIF--Telecommunications.....................................    -55.19%         N/A           N/A         -24.40%
Janus Aspen Series Capital Appreciation.............................    -23.53%         N/A           N/A          15.01%
Janus Aspen Series Flexible Income..................................      5.27%        4.76%          N/A           5.64%
Janus Aspen Series International Growth.............................    -25.05%        7.76%          N/A          10.85%
Lord Abbett Bond-Debenture..........................................      2.43%        2.55%         5.48%          7.05%
Lord Abbett Growth and Income.......................................     -8.91%        9.55%        11.49%         11.46%
Lord Abbett Mid-Cap Value...........................................      5.53%         N/A           N/A          20.74%
MFS Mid Cap Growth..................................................    -19.52%         N/A           N/A         -14.38%
MFS New Discovery...................................................     -7.23%         N/A           N/A          11.96%
MFS Total Return....................................................     -2.07%        7.76%          N/A          10.58%
MFS Utilities.......................................................    -26.02%        7.99%          N/A          12.12%
MONY Series Fund Government Securities..............................      4.11%        3.69%         3.47%          4.00%
MONY Series Fund Long Term Bond.....................................      3.83%        4.75%         5.42%          7.24%
PBHG Mid-Cap Value..................................................      5.52%         N/A           N/A          21.01%
PBHG Select Value...................................................     -0.61%         N/A           N/A          13.62%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -11.60%         N/A           N/A           7.27%
PIMCO StocksPlus Growth and Income..................................    -13.47%         N/A           N/A           3.29%
Van Kampen UIF Emerging Markets Equity..............................     -8.71%       -5.55%          N/A          -5.79%
Van Kampen UIF Global Value Equity..................................     -9.20%         N/A           N/A           5.50%
Van Kampen UIF U.S. Real Estate.....................................      7.32%         N/A           N/A           5.82%

   The tables pages (8) and (9) reflect the same assumptions and results as the tables appearing on pages (6) and (7), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                      (9)

This Supplement also replaces the Performance Data tables for MONY America Variable Account A relating to Option 2 on pages (A-4), (A-6), (A-8) and (A-10) of Appendix A:

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -12.04%         N/A           N/A         14.84%
Enterprise Small Company Value.........     -3.53%       13.64%        12.48%        12.63%
Enterprise Equity Income...............    -18.43%         N/A           N/A         -2.62%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.06%         N/A           N/A         -1.52%
Enterprise Growth & Income.............    -19.40%         N/A           N/A         -0.33%
Enterprise Managed.....................    -18.79%        3.11%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -24.07%         N/A           N/A         19.75%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.24%        3.51%          N/A          4.37%
MONY Series Fund Long Term Bond........     -2.52%        4.60%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                     (10)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.41%         N/A           N/A         16.04%
Enterprise Small Company Value.........      3.47%       14.23%        12.48%        12.63%
Enterprise Equity Income...............    -12.28%         N/A           N/A         -0.98%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.03%         N/A           N/A          0.13%
Enterprise Growth & Income.............    -13.33%         N/A           N/A          1.28%
Enterprise Managed.....................    -12.67%        3.98%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -18.35%         N/A           N/A         21.60%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.76%        4.37%          N/A          4.59%
MONY Series Fund Long Term Bond........      4.48%        5.42%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                     (11)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.36%       11.64%        10.12%          8.98%
Alger American MidCap Growth........................................    -14.54%       12.51%          N/A          16.82%
Enterprise Small Company Growth.....................................    -12.04%         N/A           N/A          14.84%
Enterprise Small Company Value......................................     -3.53%       13.64%        12.48%         12.63%
Enterprise Equity Income............................................    -18.43%         N/A           N/A          -2.62%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.06%         N/A           N/A          -1.52%
Enterprise Growth & Income..........................................    -19.40%         N/A           N/A          -0.33%
Enterprise Managed..................................................    -18.79%        3.11%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -24.07%         N/A           N/A          19.75%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.59%         N/A           N/A           5.98%
INVESCO VIF--Health Sciences........................................    -20.11%         N/A           N/A          12.14%
INVESCO VIF--Telecommunications.....................................    -57.98%         N/A           N/A         -25.89%
Janus Aspen Series Capital Appreciation.............................    -28.41%         N/A           N/A          15.13%
Janus Aspen Series Flexible Income..................................     -1.09%        4.62%          N/A           6.32%
Janus Aspen Series International Growth.............................    -29.83%        7.74%          N/A          11.45%
Lord Abbett Bond-Debenture..........................................     -3.90%        2.32%         6.17%          7.74%
Lord Abbett Growth and Income.......................................    -14.71%        9.59%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................     -0.72%         N/A           N/A          19.48%
MFS Mid Cap Growth..................................................    -24.66%         N/A           N/A         -17.48%
MFS New Discovery...................................................    -13.14%         N/A           N/A          11.69%
MFS Total Return....................................................     -8.35%        7.72%          N/A          11.07%
MFS Utilities.......................................................    -30.73%        7.96%          N/A          12.64%
MONY Series Fund Government Securities..............................     -2.24%        3.51%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................     -2.52%        4.60%         6.11%          7.93%
PBHG Mid-Cap Value..................................................     -0.87%         N/A           N/A          20.69%
PBHG Select Value...................................................     -6.99%         N/A           N/A          13.56%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.57%         N/A           N/A           5.52%
PIMCO StocksPlus Growth and Income..................................    -19.06%         N/A           N/A           2.82%
Van Kampen UIF Emerging Markets Equity..............................    -14.52%       -5.89%          N/A          -5.90%
Van Kampen UIF Global Value Equity..................................    -15.01%         N/A           N/A          -5.59%
Van Kampen UIF U.S. Real Estate.....................................      1.00%         N/A           N/A           5.68%

                                     (12)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.60%       12.27%        10.12%          8.98%
Alger American MidCap Growth........................................     -8.10%       13.13%          N/A          16.82%
Enterprise Small Company Growth.....................................     -5.43%         N/A           N/A          16.04%
Enterprise Small Company Value......................................      3.47%       14.23%        12.48%         12.63%
Enterprise Equity Income............................................    -12.28%         N/A           N/A          -0.98%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.03%         N/A           N/A           0.13%
Enterprise Growth & Income..........................................    -13.33          N/A           N/A           1.28%
Enterprise Managed..................................................    -12.67%        3.98%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -18.35%         N/A           N/A          21.60%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.37%         N/A           N/A           8.39%
INVESCO VIF--Health Sciences........................................    -14.08%         N/A           N/A          12.85%
INVESCO VIF--Telecommunications.....................................    -54.81%         N/A           N/A         -23.85%
Janus Aspen Series Capital Appreciation.............................    -23.02%         N/A           N/A          15.76%
Janus Aspen Series Flexible Income..................................      5.91%        5.44%          N/A           6.32%
Janus Aspen Series International Growth.............................    -24.54%        8.47%          N/A          11.57%
Lord Abbett Bond-Debenture..........................................      3.10%        3.22%         6.17%          7.74%
Lord Abbett Growth and Income.......................................     -8.28%       10.27%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................      6.28%         N/A           N/A          21.54%
MFS Mid Cap Growth..................................................    -18.98%         N/A           N/A         -13.80%
MFS New Discovery...................................................     -6.59%         N/A           N/A          12.69%
MFS Total Return....................................................     -1.45%        8.45%          N/A          11.30%
MFS Utilities.......................................................    -25.51%        8.68%          N/A          12.85%
MONY Series Fund Government Securities..............................      4.76%        4.37%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................      4.48%        5.42%         6.11%          7.91%
PBHG Mid-Cap Value..................................................      6.13%         N/A           N/A          21.78%
PBHG Select Value...................................................      0.01%         N/A           N/A          14.35%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.43%         N/A           N/A           7.97%
PIMCO StocksPlus Growth and Income..................................    -12.96%         N/A           N/A           3.95%
Van Kampen UIF Emerging Markets Equity..............................     -8.08%       -4.92%          N/A          -5.17%
Van Kampen UIF Global Value Equity..................................     -8.60%         N/A           N/A           6.19%
Van Kampen UIF U.S. Real Estate.....................................      8.00%         N/A           N/A           6.51%

                                     (13)